Average Annual Total Returns - Davis Series	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent	23.15%	17.16%	12.25%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.02%	15.79%	10.93%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.50%	13.54%	9.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.26%	17.36%	12.08%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	29.61%	18.56%	13.04%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	16.22%	11.44%	11.56%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.83%	8.85%	9.57%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.01%	8.70%	9.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	20.04%	11.60%	11.37%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	22.35%	12.80%	12.37%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(10.20%)	1.77%	3.61%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(12.00%)	0.51%	2.36%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(5.43%)	1.02%	2.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(7.33%)	1.96%	3.42%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	(5.47%)	3.03%	4.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.60%	11.80%	9.91%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.84%	10.75%	9.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	9.23%	8.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	19.41%	12.03%	9.76%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	21.74%	13.24%	10.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.49%)	0.12%	0.58%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.70%)	(0.70%)	(0.03%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.30%)	(0.26%)	0.17%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.69%	0.36%	0.46%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	1.35%	1.32%
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.26%	13.17%
S&P 1500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.95%	14.45%
Wilshire U.S. Real Estate Securities Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	3.47%	7.04%	5.74%
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	1.76%	1.84%